FINANCIAL RISK MANAGEMENT - Credit risk (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Credit risk
Credit risk exposure
Total financial assets	$ 1,646,905	$ 879,011
Credit risk | Due
Credit risk exposure
Total financial assets	555,976	147,761
Credit risk | Not due
Credit risk exposure
Total financial assets	1,090,929	731,250
Cash and cash equivalent | Credit risk
Credit risk exposure
Total financial assets	469,050	418,745
Cash and cash equivalent | Credit risk | Not due
Credit risk exposure
Total financial assets	469,050	418,745
Investments | Credit risk
Credit risk exposure
Total financial assets	323,064	44,179
Investments | Credit risk | Not due
Credit risk exposure
Total financial assets	323,064	44,179
Trade receivables
Credit risk exposure
Overdue balances not covered by the allowance for doubtful accounts	537,711	146,364
Trade receivables | Credit risk
Credit risk exposure
Total financial assets	800,128	389,943
Trade receivables | Credit risk | Due
Credit risk exposure
Total financial assets	537,711	146,364
Trade receivables | Credit risk | Not due
Credit risk exposure
Total financial assets	262,417	243,579
Other receivables, net | Credit risk
Credit risk exposure
Total financial assets	54,663	26,144
Other receivables, net | Credit risk | Due
Credit risk exposure
Total financial assets	18,265	1,397
Other receivables, net | Credit risk | Not due
Credit risk exposure
Total financial assets	$ 36,398	$ 24,747